INCOME TAX: (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX: [Abstract]
Capital gain tax rate (as a percent)		25.00%
Tax expense		$ 39	$ 6
Net carry forward tax loss		$ 30,700
Income taxes [Line Items]
Corporate tax rate (as a percent)		26.50%	25.00%	25.00%
Period for which issuance costs related to public offering is deductible for tax benefits		3 years
Federal tax laws in the US and the relevant state laws [Member]
Income taxes [Line Items]
Corporate tax rate (as a percent)		30.00%	15.00%
State [Member]
Income taxes [Line Items]
Corporate tax rate (as a percent)		9.00%	7.50%
Subsequent event [Member]
Income taxes [Line Items]
Corporate tax rate (as a percent)	25.00%